Schedule of reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Loss before tax	$ (13,377,065)	$ (17,200,802)	$ (2,367,565)	$ (1,793,442)
Singapore income tax rate	(17.00%)	(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses	5.40%	5.40%	14.70%	3.20%
Effect on different tax rate in different countries	12.10%	12.10%	(0.40%)	(0.40%)
Income not subject to tax	(0.80%)	(0.80%)	(0.20%)	(0.50%)
Deferred tax assets on temporary differences not recognized	0.20%	0.20%	3.50%	15.70%
Over provision of current taxation in respect of prior year	(0.00%)	(0.00%)	(0.20%)
Other	(0.10%)	(0.10%)	(0.60%)	(0.80%)
Effective tax rate	(0.00%)	(0.00%)	(0.20%)	0.20%